Accumulated other comprehensive loss (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Accumulated other comprehensive loss	Accumulated other comprehensive loss
The changes in the balances for each component of Accumulated other comprehensive loss, net of tax, were as follows:

(In millions)	Foreign Currency Translation Adjustment	Cash Flow Hedges	Defined Benefit Pension and Other Postretirement Benefit Plans	Total
Balance as of June 30, 2025	$(396)	$—	$35	$(361)
Other comprehensive (loss) income before reclassifications	(80)	1	1	(78)
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	(1)	—	(1)
Net current-period Other comprehensive (loss) income	(80)	—	1	(79)
Other comprehensive loss attributable to noncontrolling interests	—	—	—	—
Balance as of September 30, 2025	$(476)	$—	$36	$(440)

Balance as of June 30, 2024	$(443)	$(9)	$(11)	$(463)
Other comprehensive income (loss) before reclassifications	70	4	(10)	64
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	(8)	8	—
Net current-period Other comprehensive income (loss)	70	(4)	(2)	64
Balance as of September 30, 2024	$(373)	$(13)	$(13)	$(399)

(In millions)	Foreign Currency Translation Adjustment	Cash Flow Hedges	Defined Benefit Pension and Other Postretirement Benefit Plans	Total
Balance as of December 31, 2024	$(634)	$(7)	$35	$(606)
Other comprehensive income (loss) before reclassifications	158	11	1	170
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	(4)	(2)	(6)
Net current-period Other comprehensive income (loss)	158	7	(1)	164
Unrecognized gain transferred from Parent pension	—	—	2	2
Balance as of September 30, 2025	$(476)	$—	$36	$(440)

Balance as of December 31, 2023	$(290)	$(16)	$(11)	$(317)
Other comprehensive (loss) income before reclassifications	(83)	5	(9)	(87)
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	(2)	7	5
Net current-period Other comprehensive (loss) income	(83)	3	(2)	(82)
Balance as of September 30, 2024	$(373)	$(13)	$(13)	$(399)

The following amounts were reclassified from Accumulated other comprehensive loss to Net income:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Net change in fair value of effective portion of cash flow hedges
Cost of revenues	$(2)	$(7)	$(6)	$(1)
Income tax expense (benefit)	1	(1)	2	(1)
Total	$(1)	$(8)	$(4)	$(2)
Actuarial losses and prior service costs for defined benefit pension plans and other postretirement benefit plans
Other non-operating income, net	$(1)	$10	$(3)	$9
Income tax expense (benefit)	1	(2)	1	(2)
Total	$—	$8	$(2)	$7
Total amounts reclassified from Accumulated other comprehensive income (loss) to Net income	$(1)	$—	$(6)	$5

The Company releases tax effects from Accumulated other comprehensive loss when the underlying items affect earnings.

Note 16. Accumulated other comprehensive loss
The changes in the balances for each component of Accumulated other comprehensive loss, net of tax, were as follows:

(In millions)	Foreign Currency Translation Adjustment	Net Change in Fair Value of Effective Portion of Cash Flow Hedges	Actuarial Gains (Losses) and Prior Service Credits (Costs) for Defined Benefit Pension Plans and Other Postretirement Benefit Plans	Total
Balance as of January 1, 2022	$(132)	$8	$(44)	$(168)
Other comprehensive income (loss) before reclassifications	(250)	(6)	51	(205)
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	1	—	1
Net current-period Other comprehensive income (loss)	(250)	(5)	51	(204)
Other comprehensive loss attributable to noncontrolling interests	—	—	—	—
Balance as of December 31, 2022	$(382)	$3	$7	$(372)
Other comprehensive income (loss) before reclassifications	92	17	(44)	65
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	(36)	26	(10)
Net current-period Other comprehensive income (loss)	92	(19)	(18)	55
Other comprehensive loss attributable to noncontrolling interests	—	—	—	—
Balance as of December 31, 2023	$(290)	$(16)	$(11)	$(317)
Other comprehensive income (loss) before reclassifications	(344)	28	2	(314)
Amounts reclassified from Accumulated other comprehensive loss to Net income	—	(19)	44	25
Net current-period Other comprehensive income (loss)	(344)	9	46	(289)
Other comprehensive loss attributable to noncontrolling interests	—	—	—	—
Balance as of December 31, 2024	$(634)	$(7)	$35	$(606)

The following amounts were reclassified from Accumulated other comprehensive loss to Net income:

	For the years ended December 31,
(In millions)	2024	2023	2022
Net change in fair value of effective portion of cash flow hedges
Cost of revenues	$(26)	$(48)	$1
Income tax (benefit) expense	7	12	—
Total	$(19)	$(36)	$1
Actuarial losses and prior service costs for defined benefit pension plans and other postretirement benefit plans
Other non-operating (income) expense, net	$58	$34	$—
Income tax (benefit) expense	(14)	(8)	—
Total	$44	$26	$—
Total amounts reclassified from Accumulated other comprehensive loss to Net income	$25	$(10)	$1